Accounts Receivable,Net - Schedule Of Accounts Receivable (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2020	Dec. 31, 2019
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts Receivable, before Allowance for Credit Loss, Current	$ 39,245	$ 47,472	$ 43,140
Less: provision for bad debts	(359)	(457)		$ (376)
Total	38,886	47,015		42,764
Trade Accounts Receivable [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts Receivable, before Allowance for Credit Loss, Current	38,893	47,132		42,915
Other Receivables [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts Receivable, before Allowance for Credit Loss, Current	$ 352	$ 340		$ 225